Activity for Real Estate Investments and Accumulated Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Real Estate Investments [Abstract]
Balance at beginning of year	$ 3,057,999,000		$ 2,670,832,000		$ 2,433,526,000
Acquisitions	344,869,000	[1]	334,650,000	[1]	284,486,000	[1]
Less: FMV of Leases included in Acquisitions	(3,144,000)		(3,522,000)		(1,764,000)
Improvement and development	111,354,000		80,993,000		45,544,000
Disposition of real estate assets	(126,066,000)	[2]	(24,954,000)	[2]	(90,960,000)	[2]
Balance at end of year	3,385,012,000		3,057,999,000		2,670,832,000
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Balance at beginning of year	858,276,000		769,066,000		675,679,000
Depreciation	113,110,000		102,713,000		94,138,000
Disposition of real estate assets	(57,345,000)	[2]	(13,503,000)	[2]	(751,000)	[2]
Balance at end of year	914,038,000		858,276,000		769,066,000
Accumulated depreciation	901,485,000		847,171,000
Fair value of debt assumed	32,000,000
Real Estate Accumulated Depreciation	914,041,000
Commercial Real Estate [Member]
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Balance at end of year	12,556,000
Accumulated depreciation	$ 12,556,000		$ 11,105,000		$ 9,967,000

[1]	Includes $32 million of non-cash activity related to fair market value of debt assumed.
[2]	Includes assets sold, casualty losses, and removal of certain fully depreciated assets.